TCW/DW GLOBAL TELECOM TRUST  TWO WORLD TRADE CENTER, NEW YORK, NEW YORK
                             10048
LETTER TO THE SHAREHOLDERS NOVEMBER 30, 1997

DEAR SHAREHOLDER:

The six-month period ended November 30, 1997 was quite tumultuous for investors in technology and international stocks. The period was punctuated by two noteworthy events. First, Asian markets experienced a severe correction as the region's currencies were sharply devalued and economic growth projections for the area were reduced. Coincidentally, Brazil underwent a sympathetic reaction to the problems in Asia. Second, several large U.S. multinational consumer nondurable companies preannounced earnings shortfalls, which placed pressure on many large-cap names. During August and September, a divergence between large-cap and small-cap stocks took shape as the small-cap stocks outperformed the larger. However, technology stocks suffered in October and November as fears of worldwide economic slowing pervaded the markets.

PERFORMANCE AND PORTFOLIO COMPOSITION

On July 28, 1997, TCW/DW Global Telecom Trust began offering four classes of shares -- A, B, C and D -- each with its own sales charge and distribution fee structure. A revised prospectus, which includes complete details regarding the Fund's conversion to multiple classes of shares, was mailed to shareholders in mid-summer.

For the six-month period ended November 30, 1997, the Fund's Class B shares produced a total return of 11.11 percent. This compares to a return of 13.60 percent for the broad-based Standard & Poor's 500 Composite Stock Price Index (S&P 500) and 14.20 percent for the Lipper Telecommunication Funds Average.

The Fund was designed to capture the dramatic changes taking place in telecommunications throughout the world. The Fund seeks to achieve its objective of long-term capital appreciation by diversifying its portfolio across different sectors of the telecommunication and information industries as well as geographically. This strategy benefited the Fund during the past six months.

TCW/DW GLOBAL TELECOM TRUST
LETTER TO THE SHAREHOLDERS NOVEMBER 30, 1997, CONTINUED

On November 30, 1997, approximately 72 percent of the Fund's assets was allocated to North America, with 26 percent in other foreign investments and the remaining 2 percent in cash. Transporters of telecommunications (e.g., voice, video and data) accounted for 39 percent of the portfolio, enabling technology 25 percent, content providers 20 percent and infrastructure 14 percent. Among the Fund's key holdings are Cisco Systems, Inc. and Rambus Inc. (enabling technology), Sterling Commerce, Inc. (content providers) and Nokia Corp. (infrastructure).

LOOKING AHEAD

According to TCW Funds Management, Inc., the Fund's investment adviser, a major convergence is occurring within the telecommunication industry. This phenomenom is evidenced by the recent acquisitions of Brooks Fiber and MCI by Worldcom, the combination of CUC International and Hospitality Franchises, and persistent rumors of AT&T being on the acquisition prowl. TCW anticipates a continuance of this trend and believes that 1998 could turn out to be a year of consolidation within the telecommunications industry.

Over the long term, TCW believes that the telecommunications area continues to offer outstanding investment opportunities. Supporting this view are several positive long-term trends, including the worldwide infrastructure expansion of existing communications networks, the growth of wireless networks and the gradual shift from analog to digital technologies.

We appreciate your support of TCW/DW Global Telecom Trust and look forward to continuing to serve your investment needs and objectives.

Very truly yours,

        [SIGNATURE]
CHARLES A. FIUMEFREDDO
CHAIRMAN OF THE BOARD

TCW/DW GLOBAL TELECOM TRUST
PORTFOLIO OF INVESTMENTS NOVEMBER 30, 1997 (UNAUDITED)

SHARES/PRINCIPAL
     AMOUNT                                                                                            VALUE
----------------------------------------------------------------------------------------------------------------
                  COMMON AND CONVERTIBLE PREFERRED STOCKS AND WARRANTS (98.2%)
                  AUSTRALIA (1.1%)
                  TELECOMMUNICATIONS
         43,350   Telstra Corp. (ADR).............................................................  $  1,612,100
                                                                                                    ------------
                  CANADA (1.2%)
                  COMPUTER SOFTWARE
         95,300   Cognicase Inc...................................................................       893,437
                                                                                                    ------------
                  TELECOMMUNICATIONS
         72,000   Clearnet Communications Inc. (Class A)*.........................................       855,000
                                                                                                    ------------

                  TOTAL CANADA....................................................................     1,748,437
                                                                                                    ------------

                  CZECH REPUBLIC (1.1%)
                  TELECOMMUNICATIONS
         15,000   SPT Telekom AS*.................................................................     1,579,772
                                                                                                    ------------
                  FINLAND (1.7%)
                  TELECOMMUNICATIONS
         30,000   Nokia Corp. (ADR)...............................................................     2,493,750
                                                                                                    ------------
                  FRANCE (1.4%)
                  COMMUNICATIONS EQUIPMENT
         80,000   Alcatel Alsthom (ADR)...........................................................     1,980,000
                                                                                                    ------------

                  GREECE (1.1%)
                  TELEPHONES
         80,000   Hellenic Telecommunication Organization S.A.....................................     1,573,610
                                                                                                    ------------
                  HONG KONG (3.1%)
                  TELECOMMUNICATIONS
        150,000   APT Satellite Holdings Ltd. (ADR)*..............................................     2,062,500
      1,000,000   Smartone Telecommunications*....................................................     2,406,272
                                                                                                    ------------

                  TOTAL HONG KONG.................................................................     4,468,772
                                                                                                    ------------

SHARES/PRINCIPAL
     AMOUNT                                                                                            VALUE
----------------------------------------------------------------------------------------------------------------

                  HUNGARY (1.6%)
                  CABLE/CELLULAR
        280,000   Matav RT........................................................................  $  1,108,216
         60,000   Matav RT (ADR)..................................................................     1,215,000
                                                                                                    ------------

                  TOTAL HUNGARY...................................................................     2,323,216
                                                                                                    ------------

                  INDIA (1.1%)
                  TELECOMMUNICATIONS
        125,000   Videsh Sanchar Nigam Ltd. (GDR)*................................................     1,656,250
                                                                                                    ------------

                  ISRAEL (2.6%)
                  TELECOMMUNICATIONS
         70,000   ECI Telecommunications Limited Designs..........................................     1,898,750
         60,000   Gilat Satellite Networks Ltd....................................................     1,905,000
                                                                                                    ------------

                  TOTAL ISRAEL....................................................................     3,803,750
                                                                                                    ------------

                  ITALY (2.5%)
                  COMMUNICATIONS EQUIPMENT
        800,000   Pirelli SpA.....................................................................     1,983,712
                                                                                                    ------------
                  TELECOMMUNICATIONS
        250,000   Telecom Italia SpA..............................................................     1,556,277
                                                                                                    ------------

                  TOTAL ITALY.....................................................................     3,539,989
                                                                                                    ------------

                  JAPAN (2.8%)
                  ELECTRONIC & ELECTRICAL EQUIPMENT
         24,000   Sony Corp. (ADR)................................................................     2,004,000
                                                                                                    ------------
                  UTILITIES - TELEPHONE
         50,000   Nippon Telegraph & Telephone (ADR)..............................................     2,078,125
                                                                                                    ------------

                  TOTAL JAPAN.....................................................................     4,082,125
                                                                                                    ------------

                  LUXEMBOURG (1.0%)
                  TELECOMMUNICATIONS
         40,000   Millicom International Cellular S.A.*...........................................     1,480,000
                                                                                                    ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

TCW/DW GLOBAL TELECOM TRUST
PORTFOLIO OF INVESTMENTS NOVEMBER 30, 1997 (UNAUDITED) CONTINUED

SHARES/PRINCIPAL
     AMOUNT                                                                                            VALUE
----------------------------------------------------------------------------------------------------------------
                  MEXICO (4.1%)
                  BROADCAST MEDIA
        150,000   Grupo Radio Centro S.A. de C.V. (ADR)*..........................................  $  2,231,250
                                                                                                    ------------
                  TELEPHONES
         75,000   Telefonos de Mexico S.A. de C.V. (Series L) (ADR) ..............................     3,712,500
                                                                                                    ------------
                  TOTAL MEXICO....................................................................     5,943,750
                                                                                                    ------------
                  RUSSIA (1.4%)
                  TELEPHONES
             80   Rostelecom (RDC) - 144A** *.....................................................     2,000,000
                                                                                                    ------------

                  UNITED KINGDOM (3.5%)
                  TELECOMMUNICATIONS
         50,000   COLT Telecom Group PLC (ADR)*...................................................     2,168,750
        200,000   Esat Telecom Group PLC (ADR)....................................................     2,850,000
                                                                                                    ------------

                  TOTAL UNITED KINGDOM............................................................     5,018,750
                                                                                                    ------------

                  UNITED STATES (66.8%)
                  AIRCRAFT & AEROSPACE
         27,900   Raytheon Co.....................................................................     1,560,656
                                                                                                    ------------
                  BROADCAST MEDIA
         40,000   Central European Media Enterprises Ltd. (Class A)...............................     1,000,000
         46,600   Cox Communications, Inc. (Class A)*.............................................     1,581,487
        116,196   Westinghouse Electric Corp......................................................     3,485,880
                                                                                                    ------------
                                                                                                       6,067,367
                                                                                                    ------------
                  BUSINESS SERVICES
         44,700   Cognizant Corp..................................................................     1,916,512
         93,000   LCC International, Inc. (Class A)*..............................................     1,825,125
         34,500   Omnicom Group, Inc..............................................................     2,557,312
                                                                                                    ------------
                                                                                                       6,298,949
                                                                                                    ------------
                  CABLE TELEVISION EQUIPMENT
         33,700   CIENA Corp.*....................................................................     1,826,119
                                                                                                    ------------

SHARES/PRINCIPAL
     AMOUNT                                                                                            VALUE
----------------------------------------------------------------------------------------------------------------

                  CABLE/CELLULAR
         57,200   Houston Industries, Inc. $1.65 (Conv. Pref.)....................................  $  3,174,600
                                                                                                    ------------
                  COMMUNICATIONS - EQUIPMENT & SOFTWARE
         36,000   Cisco Systems, Inc.*............................................................     3,102,750
         38,000   Harris Corp.....................................................................     1,802,625
        117,600   Pairgain Technologies, Inc.*....................................................     2,770,950
         35,100   Tellabs, Inc.*..................................................................     1,823,006
                                                                                                    ------------
                                                                                                       9,499,331
                                                                                                    ------------
                  COMMUNICATIONS - EQUIPMENT/MANUFACTURERS
         68,200   Andrew Corp.*...................................................................     1,803,037
                                                                                                    ------------
                  COMMUNICATIONS EQUIPMENT
         91,500   FORE Systems, Inc...............................................................     1,578,375
         55,800   MRV Communications, Inc.*.......................................................     1,562,400
                                                                                                    ------------
                                                                                                       3,140,775
                                                                                                    ------------
                  COMPUTER SOFTWARE
         13,900   Microsoft Corp.*................................................................     1,965,981
        128,300   Pervasive Software, Inc.*.......................................................     1,010,362
         44,800   Security Dynamics Technologies, Inc.*...........................................     1,517,600
         24,700   Trusted Information Systems, Inc................................................       223,844
                                                                                                    ------------
                                                                                                       4,717,787
                                                                                                    ------------
                  COMPUTER SOFTWARE & SERVICES
         95,800   Checkfree Corp.*................................................................     2,496,788
        100,800   CUC International, Inc..........................................................     2,898,000
         56,500   Sterling Commerce, Inc.*........................................................     1,963,375
                                                                                                    ------------
                                                                                                       7,358,163
                                                                                                    ------------
                  CONSUMER SERVICES
         64,800   E*TRADE Group, Inc.*............................................................     1,620,000
                                                                                                    ------------
                  ELECTRONICS - SEMICONDUCTORS/COMPONENTS
         22,600   Intel Corp......................................................................     1,754,325
         32,100   Maxim Integrated Products, Inc.*................................................     2,216,906
         28,500   Motorola, Inc...................................................................     1,791,938
         30,300   Rambus Inc.*....................................................................     1,691,119
                                                                                                    ------------
                                                                                                       7,454,288
                                                                                                    ------------
                  HOME ENTERTAINMENT
         55,800   Electronic Arts, Inc............................................................     1,869,300
        178,600   T-HQ, Inc.*.....................................................................     3,315,263
                                                                                                    ------------
                                                                                                       5,184,563
                                                                                                    ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

TCW/DW GLOBAL TELECOM TRUST
PORTFOLIO OF INVESTMENTS NOVEMBER 30, 1997 (UNAUDITED) CONTINUED

SHARES/PRINCIPAL
     AMOUNT                                                                                            VALUE
----------------------------------------------------------------------------------------------------------------
                  INTERNET
         87,500   At Home Corp. (Ser A)...........................................................  $  1,793,750
                                                                                                    ------------
                  MEDIA
         33,300   Hearst-Argyle Television, Inc.*.................................................       974,025
         65,400   Tele-Communications Liberty Media Group (Class A)*..............................     2,203,163
        184,400   VDI Media*......................................................................     2,005,350
                                                                                                    ------------
                                                                                                       5,182,538
                                                                                                    ------------
                  PUBLISHING
         50,100   Mecklermedia Corp.*.............................................................     1,095,938
                                                                                                    ------------
                  TELECOMMUNICATIONS
         34,400   Advanced Fibre Communications, Inc.*............................................       881,500
        250,000   Euronet Services, Inc...........................................................     1,750,000
        100,000   General Communication, Inc. (Class A)...........................................       681,250
         80,000   Globalstar Telecommunications Ltd.*.............................................     3,965,000
          5,000   Hybrid Networks, Inc............................................................        85,625
         21,500   Iridium World Communications Ltd................................................       876,125
         42,000   LCI International, Inc.*........................................................     1,157,625
         14,400   Lucent Technologies, Inc........................................................     1,153,800
         39,100   NEXTLINK Communications, Inc. (Class A)*........................................       789,331
        307,000   PLD Telekom, Inc.*..............................................................     1,957,125
         84,100   Premiere Technologies, Inc.*....................................................     2,007,888
        100,000   RSL Communications, Ltd. (Class A)..............................................     2,512,500
         80,000   SmarTalk Teleservices, Inc.*....................................................     1,710,000
        100,000   Tele-Communications TCI Ventures Group (Class A)................................     2,262,500

SHARES/PRINCIPAL
     AMOUNT                                                                                            VALUE
----------------------------------------------------------------------------------------------------------------

         50,700   Teleport Communications Group Inc. (Class A)*...................................  $  2,477,963
         45,708   Winstar Communications, Inc. 6% (Conv. Pref.)*..................................     1,508,364
         17,600   Winstar Communications, Inc. (Class C) (Warrants)...............................       149,600
         51,400   WorldCom, Inc.*.................................................................     1,644,800
                                                                                                    ------------
                                                                                                      27,570,996
                                                                                                    ------------
                  WIRE & CABLE
        135,600   Asia Pacific Wire & Cable Corp.*................................................     1,220,400
                                                                                                    ------------

                  TOTAL UNITED STATES.............................................................    96,569,257
                                                                                                    ------------

TOTAL COMMON AND CONVERTIBLE PREFERRED STOCKS AND WARRANTS
(IDENTIFIED COST $120,086,243)............................................................   98.2 %   141,873,528

CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES............................................    1.8       2,612,306
                                                                                            ------  -------------

NET ASSETS................................................................................  100.0 % $ 144,485,834
                                                                                            ------  -------------
                                                                                            ------  -------------

---------------------

ADR  American Depository Receipt.
GDR  Global Depository Receipt.
RDC  Russian Depository Certificate.
 *   Non-income producing security.
**   Resale is restricted to qualified institutional investors.
(a) The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $27,729,652 and the aggregate gross unrealized depreciation is $5,942,367, resulting in net unrealized appreciation of $21,787,285.

                       SEE NOTES TO FINANCIAL STATEMENTS

TCW/DW GLOBAL TELECOM TRUST
SUMMARY OF INVESTMENTS NOVEMBER 30, 1997 (UNAUDITED)

                                                                                                  PERCENT OF
INDUSTRY                                                                               VALUE      NET ASSETS
------------------------------------------------------------------------------------------------------------
Aircraft & Aerospace..............................................................  $  1,560,656       1.1  %
Broadcast Media...................................................................     8,298,617       5.7
Business Services.................................................................     6,298,949       4.4
Cable Television Equipment........................................................     1,826,119       1.3
Cable/Cellular....................................................................     5,497,816       3.8
Communications - Equipment & Software.............................................     9,499,331       6.6
Communications - Equipment/Manufacturers..........................................     1,803,037       1.2
Communications Equipment..........................................................     7,104,487       4.9
Computer Software.................................................................     5,611,224       3.9
Computer Software & Services......................................................     7,358,163       5.1
Consumer Services.................................................................     1,620,000       1.1
Electronic & Electrical Equipment.................................................     2,004,000       1.4
Electronics - Semiconductors/ Components..........................................     7,454,288       5.2

                                                                                                  PERCENT OF
INDUSTRY                                                                               VALUE      NET ASSETS
------------------------------------------------------------------------------------------------------------
Home Entertainment................................................................  $  5,184,563       3.6  %
Internet..........................................................................     1,793,750       1.2
Media.............................................................................     5,182,538       3.6
Publishing........................................................................     1,095,938       0.8
Telecommunications................................................................    52,095,417      36.1
Telephones........................................................................     7,286,110       5.0
Utilities - Telephone.............................................................     2,078,125       1.4
Wire & Cable......................................................................     1,220,400       0.8
                                                                                    ------------       ---
                                                                                    $141,873,528      98.2  %
                                                                                    ------------       ---
                                                                                    ------------       ---

                                                                                                  PERCENT OF
TYPE OF INVESTMENT                                                                     VALUE      NET ASSETS
------------------------------------------------------------------------------------------------------------
Common Stocks.....................................................................  $137,040,964      94.9  %
Convertible Preferred Stocks......................................................     4,682,964       3.2
Warrants..........................................................................       149,600       0.1
                                                                                    ------------       ---
                                                                                    $141,873,528      98.2  %
                                                                                    ------------       ---
                                                                                    ------------       ---

                       SEE NOTES TO FINANCIAL STATEMENTS

TCW/DW GLOBAL TELECOM TRUST
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
NOVEMBER 30, 1997 (UNAUDITED)

ASSETS:
Investments in securities, at value
  (identified cost $120,086,243)..............................................................  $141,873,528
Cash..........................................................................................     1,640,164
Receivable for:
    Investments sold..........................................................................     2,120,304
    Shares of beneficial interest sold........................................................       139,818
    Dividends.................................................................................        37,488
    Foreign withholding taxes reclaimed.......................................................        26,194
    Interest..................................................................................        21,008
Deferred organizational expenses..............................................................       128,659
Receivable from affiliate.....................................................................         1,351
Prepaid expenses and other assets.............................................................        72,784
                                                                                                ------------
     TOTAL ASSETS.............................................................................   146,061,298
                                                                                                ------------
LIABILITIES:
Payable for:
    Investments purchased.....................................................................     1,225,200
    Plan of distribution fee..................................................................       100,886
    Management fee............................................................................        71,511
    Investment advisory fee...................................................................        47,674
    Shares of beneficial interest repurchased.................................................        14,635
Accrued expenses and other payables...........................................................       115,558
                                                                                                ------------
     TOTAL LIABILITIES........................................................................     1,575,464
                                                                                                ------------
     NET ASSETS...............................................................................  $144,485,834
                                                                                                ------------
                                                                                                ------------
COMPOSITION OF NET ASSETS:
Paid-in-capital...............................................................................  $117,271,920
Net unrealized appreciation...................................................................    21,786,234
Net investment loss...........................................................................      (965,178)
Accumulated undistributed net realized gain...................................................     6,392,858
                                                                                                ------------
     NET ASSETS...............................................................................  $144,485,834
                                                                                                ------------
                                                                                                ------------
CLASS A SHARES:
Net Assets....................................................................................      $210,054
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE).....................................        16,502
     NET ASSET VALUE PER SHARE................................................................        $12.73
                                                                                                ------------
                                                                                                ------------
     MAXIMUM OFFERING PRICE PER SHARE,
       (NET ASSET VALUE PLUS 5.54% OF NET ASSET VALUE)........................................        $13.44
                                                                                                ------------
                                                                                                ------------
CLASS B SHARES:
Net Assets....................................................................................  $143,945,997
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE).....................................    11,334,952
     NET ASSET VALUE PER SHARE................................................................        $12.70
                                                                                                ------------
                                                                                                ------------
CLASS C SHARES:
Net Assets....................................................................................      $319,963
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE).....................................        25,196
     NET ASSET VALUE PER SHARE................................................................        $12.70
                                                                                                ------------
                                                                                                ------------
CLASS D SHARES:
Net Assets....................................................................................        $9,820
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE).....................................           771
     NET ASSET VALUE PER SHARE................................................................        $12.74
                                                                                                ------------
                                                                                                ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

TCW/DW GLOBAL TELECOM TRUST
FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED NOVEMBER 30, 1997* (UNAUDITED)

NET INVESTMENT INCOME:

INCOME
Dividends (net of $57,945 foreign withholding tax).............................................  $   569,853
Interest.......................................................................................       75,372
                                                                                                 -----------

     TOTAL INCOME..............................................................................      645,225
                                                                                                 -----------

EXPENSES
Plan of distribution fee (Class A shares)......................................................          103
Plan of distribution fee (Class B shares)......................................................      584,279
Plan of distribution fee (Class C shares)......................................................          886
Management fee.................................................................................      430,853
Investment advisory fee........................................................................      287,236
Transfer agent fees and expenses...............................................................      164,279
Custodian fees.................................................................................       40,730
Trustees' fees and expenses....................................................................       26,858
Professional fees..............................................................................       21,371
Registration fees..............................................................................       19,992
Organizational expenses........................................................................       17,785
Shareholder reports and notices................................................................       11,527
Other..........................................................................................        4,504
                                                                                                 -----------

     TOTAL EXPENSES............................................................................    1,610,403
                                                                                                 -----------

     NET INVESTMENT LOSS.......................................................................     (965,178)
                                                                                                 -----------

NET REALIZED AND UNREALIZED GAIN:
Net realized gain (loss) on:
    Investments................................................................................    5,881,610
    Foreign exchange transactions..............................................................      (16,978)
                                                                                                 -----------

     NET GAIN..................................................................................    5,864,632
                                                                                                 -----------
Net change in unrealized appreciation/depreciation on:
    Investments................................................................................    8,380,479
    Translation of other assets and liabilities denominated in foreign currencies..............         (376)
                                                                                                 -----------

     NET APPRECIATION..........................................................................    8,380,103
                                                                                                 -----------

     NET GAIN..................................................................................   14,244,735
                                                                                                 -----------

NET INCREASE...................................................................................  $13,279,557
                                                                                                 -----------
                                                                                                 -----------

---------------------

 *   Class A, Class C and Class D shares were issued July 28, 1997.

                       SEE NOTES TO FINANCIAL STATEMENTS

TCW/DW GLOBAL TELECOM TRUST
FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF CHANGES IN NET ASSETS

                                                                                                FOR THE PERIOD
                                                                                                  AUGUST 28,
                                                                             FOR THE SIX            1996*
                                                                             MONTHS ENDED          THROUGH
                                                                         NOVEMBER 30, 1997**     MAY 31, 1997
--------------------------------------------------------------------------------------------------------------
                                                                                  (unaudited)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment loss....................................................  $          (965,178)   $   (1,003,201)
Net realized gain......................................................            5,864,632         1,507,340
Net change in unrealized appreciation..................................            8,380,103        13,406,131
                                                                         --------------------   --------------

     NET INCREASE......................................................           13,279,557        13,910,270
Net increase from transactions in shares of beneficial interest........            8,965,961       108,230,046
                                                                         --------------------   --------------

     NET INCREASE......................................................           22,245,518       122,140,316

NET ASSETS:
Beginning of period....................................................          122,240,316           100,000
                                                                         --------------------   --------------

     END OF PERIOD
    (INCLUDING A NET INVESTMENT LOSS OF $965,178 AND $0,
    RESPECTIVELY)......................................................  $       144,485,834    $  122,240,316
                                                                         --------------------   --------------
                                                                         --------------------   --------------

---------------------

 *   Commencement of operations.
**   Class A, Class C and Class D shares were issued July 28, 1997.

                       SEE NOTES TO FINANCIAL STATEMENTS

TCW/DW GLOBAL TELECOM TRUST
NOTES TO FINANCIAL STATEMENTS NOVEMBER 30, 1997 (UNAUDITED)

1. ORGANIZATIONAL AND ACCOUNTING POLICIES

TCW/DW Global Telecom Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is long-term capital appreciation. The Fund seeks to achieve its objective by investing primarily in securities of domestic and foreign companies operating in all aspects of the telecommunications and information industries. The Fund was organized as a Massachusetts business trust on March 28, 1996 and had no other operations other than those relating to organizational matters and the issuance of 10,000 shares of beneficial interest for $100,000 to Dean Witter InterCapital Inc. ("InterCapital"), an affiliate of Dean Witter Services Company Inc. (the "Manager"), to effect the Fund's initial capitalization. The Fund commenced operations on August 28, 1996. On July 28, 1997, the Fund commenced offering three additional classes of shares, with the then current shares designated as Class B shares.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase, some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) an equity security listed or traded on the New York, American or other domestic or foreign stock exchange is valued at its latest sale price on that exchange prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where securities are traded on more than one exchange; the securities are valued on the exchange designated as the primary market by the Adviser); (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price prior to the time of valuation; (3) when market quotations are not readily available, including circumstances under which it is determined by TCW Funds Management, Inc. (the "Adviser") that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under

TCW/DW GLOBAL TELECOM TRUST
NOTES TO FINANCIAL STATEMENTS NOVEMBER 30, 1997 (UNAUDITED) CONTINUED

the general supervision of the Trustees (valuation of debt securities for which market quotations are not readily available may be based upon current market prices of securities which are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar factors); and (4) certain portfolio securities may be valued by an outside pricing service approved by the Trustees. The pricing service may utilize a matrix system incorporating security quality, maturity and coupon as the evaluation model parameters, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining what it believes is the fair valuation of the securities valued by such pricing service; (5) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date except for certain dividends on foreign securities which are recorded as soon as the Fund is informed after the ex-dividend date. Discounts are accreted over the life of the respective securities. Interest income is accrued daily.

C. MULTIPLE CLASS ALLOCATIONS -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. FOREIGN CURRENCY TRANSLATION -- The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward contracts are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are included in the Statement of Operations as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. Federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities.

TCW/DW GLOBAL TELECOM TRUST
NOTES TO FINANCIAL STATEMENTS NOVEMBER 30, 1997 (UNAUDITED) CONTINUED

E. FORWARD FOREIGN CURRENCY CONTRACTS -- The Fund may enter into forward foreign currency contracts which are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are included in the Statement of Operations as unrealized foreign currency gain or loss and in the Statement of Assets and Liabilities as part of the related foreign currency denominated asset or liability. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

F. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

G. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

H. ORGANIZATIONAL EXPENSES -- InterCapital paid the organizational expenses in the amount of approximately $172,000 which will be reimbursed for the full amount thereof. Such expenses have been deferred and are being amortized on the straight-line method over a period not to exceed five years from the commencement of operations.

2. MANAGEMENT AGREEMENT

Pursuant to a Management Agreement, the Fund pays the Manager a management fee, accrued daily and payable monthly, by applying the annual rate of 0.60% to the net assets of the Fund determined as of the close of each business day.

TCW/DW GLOBAL TELECOM TRUST
NOTES TO FINANCIAL STATEMENTS NOVEMBER 30, 1997 (UNAUDITED) CONTINUED

Under the terms of the Management Agreement, the Manager maintains certain of the Fund's books and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of all personnel, including officers of the Fund who are employees of the Manager. The Manager also bears the cost of telephone services, heat, light, power and other utilities provided to the Fund.

3. INVESTMENT ADVISORY AGREEMENT

Pursuant to an Investment Advisory Agreement with the Adviser, the Fund pays the Adviser an advisory fee, accrued daily and payable monthly, by applying the annual rate of 0.40% to the net assets of the Fund determined as of the close of each business day.

Under the terms of the Investment Advisory Agreement, the Fund has retained the Adviser to invest the Fund's assets, including placing orders for the purchase and sale of portfolio securities. The Adviser obtains and evaluates such information and advice relating to the economy, securities markets, and specific securities as it considers necessary or useful to continuously manage the assets of the Fund in a manner consistent with its investment objective. In addition, the Adviser pays the salaries of all personnel, including officers of the Fund, who are employees of the Adviser.

4. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B; and (iii) Class C -- up to 1.0% of the average daily net assets of Class C. In the case of Class A shares, amounts paid under the Plan are paid to the Distributor for services provided. In the case of Class B and Class C shares, amounts paid under the Plan are paid to the Distributor for services provided and the expenses borne by it and others in the distribution of the shares of these Classes, including the payment of commissions for sales of these Classes and incentive compensation to, and expenses of, the account executives of Dean Witter Reynolds Inc. ("DWR"), an affiliate of the Investment Manager and Distributor, and others who engage in or support distribution of the shares or who

TCW/DW GLOBAL TELECOM TRUST
NOTES TO FINANCIAL STATEMENTS NOVEMBER 30, 1997 (UNAUDITED) CONTINUED

service shareholder accounts, including overhead and telephone expenses; printing and distribution of prospectuses and reports used in connection with the offering of these shares to other than current shareholders; and preparation, printing and distribution of sales literature and advertising materials. In addition, the Distributor may utilize fees paid pursuant to the Plan, in the case of Class B shares, to compensate DWR and other selected broker-dealers for their opportunity costs in advancing such amounts, which compensation would be in the form of a carrying charge on any unreimbursed expenses.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts, including carrying charges, totaled $7,529,100 at November 30, 1997.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to account executives may be reimbursed in the subsequent calendar year. For the period ended November 30, 1997, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 1.0%, respectively.

The Distributor has informed the Fund that for the period ended November 30, 1997, it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares of $196,308, and received approximately $7,000 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

5. SECURITY TRANSACTIONS

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended November 30, 1997 aggregated $86,027,039 and $78,330,070, respectively.

TCW/DW GLOBAL TELECOM TRUST
NOTES TO FINANCIAL STATEMENTS NOVEMBER 30, 1997 (UNAUDITED) CONTINUED

6. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:

                                                                           FOR THE SIX
                                                                           MONTHS ENDED                 FOR THE PERIOD
                                                                        NOVEMBER 30, 1997              AUGUST 28, 1996*
                                                                   ----------------------------            THROUGH
                                                                                                         MAY 31, 1997
                                                                           (UNAUDITED)            --------------------------
                                                                     SHARES          AMOUNT         SHARES         AMOUNT
                                                                   -----------   --------------   -----------   ------------
CLASS A SHARES**
Sold.............................................................       18,990   $      265,592       --             --
Redeemed.........................................................       (2,488)         (35,240)      --             --
                                                                   -----------   --------------   -----------   ------------
Net increase - Class A...........................................       16,502          230,352       --             --
                                                                   -----------   --------------   -----------   ------------

CLASS B SHARES
Sold.............................................................    1,540,074       20,074,634    11,662,388   $118,594,978
Redeemed.........................................................     (899,272)     (11,682,635)     (978,238)   (10,364,932)
                                                                   -----------   --------------   -----------   ------------
Net increase - Class B...........................................      640,802        8,391,999    10,684,150    108,230,046
                                                                   -----------   --------------   -----------   ------------

CLASS C SHARES**
Sold.............................................................       26,728          354,591       --             --
Redeemed.........................................................       (1,532)         (20,996)      --             --
                                                                   -----------   --------------   -----------   ------------
Net increase - Class C...........................................       25,196          333,595       --             --
                                                                   -----------   --------------   -----------   ------------

CLASS D SHARES**
Sold.............................................................          771           10,015       --             --
                                                                   -----------   --------------   -----------   ------------
Net increase in Fund.............................................      683,271   $    8,965,961    10,684,150   $108,230,046
                                                                   -----------   --------------   -----------   ------------
                                                                   -----------   --------------   -----------   ------------

---------------------

 *   Commencement of operations.
**   For the period July 28, 1997 (issue date) through November 30, 1997.

7. PURPOSES OF AND RISKS RELATING TO CERTAIN FINANCIAL INSTRUMENTS

The Fund may enter into forward foreign currency contracts ("forward contracts") to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities.

Forward contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in foreign exchange rates underlying the forward contracts. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

At November 30, 1997, there were no outstanding forward contracts.

TCW/DW GLOBAL TELECOM TRUST
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                               FOR THE
                   FOR THE     PERIOD
                  SIX MONTHS   AUGUST
                    ENDED     28, 1996*
                   NOVEMBER    THROUGH
                  30, 1997++   MAY 31,
                  (UNAUDITED)   1997
---------------------------------------

CLASS B SHARES

PER SHARE
OPERATING
PERFORMANCE:

Net asset value,
 beginning of
 period.......... $   11.43   $  10.00
                  ----------  ---------
Net investment
 loss............     (0.09)     (0.09)
Net realized and
 unrealized
 gain............      1.36       1.52
                  ----------  ---------

Total from
 investment
 operations......      1.27       1.43
                  ----------  ---------

Net asset value,
 end of period... $   12.70   $  11.43
                  ----------  ---------
                  ----------  ---------

TOTAL INVESTMENT
RETURN+..........     11.11% (1)    14.30% (1)

RATIOS TO AVERAGE
NET ASSETS:
Expenses.........      2.32% (2)     2.38% (2)

Net investment
 loss............     (1.34)%(2)    (1.27)%(2)

SUPPLEMENTAL DATA:

Net assets, end
 of period, in
 thousands.......  $143,946   $122,240

Portfolio
 turnover rate...        57% (1)       80% (1)

Average
 commission rate
 paid............   $0.0400    $0.0283

---------------------

 *   Commencement of operations.
++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

TCW/DW GLOBAL TELECOM TRUST
FINANCIAL HIGHLIGHTS, CONTINUED

                                                                         FOR THE PERIOD
                                                                         JULY 28, 1997*
                                                                            THROUGH
                                                                          NOVEMBER 30,
                                                                             1997++
                                                                          (UNAUDITED)

----------------------------------------------------------------------------------------
CLASS A SHARES
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period..................................      $ 12.99
                                                                             ------
Net investment loss...................................................        (0.04)
Net realized and unrealized loss......................................        (0.22)
                                                                             ------
Total from investment operations......................................        (0.26)
                                                                             ------
Net asset value, end of period........................................      $ 12.73
                                                                             ------
                                                                             ------
TOTAL INVESTMENT RETURN+..............................................        (2.00)%(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses..............................................................         1.69% (2)
Net investment loss...................................................        (0.99)%(2)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands...............................             $ 210
Portfolio turnover rate...............................................           57% (1)
Average commission rate paid..........................................          $ 0.0400

CLASS C SHARES
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period..................................      $ 12.99
                                                                             ------
Net investment loss...................................................        (0.07)
Net realized and unrealized loss......................................        (0.22)
                                                                             ------
Total from investment operations......................................        (0.29)
                                                                             ------
Net asset value, end of period........................................      $ 12.70
                                                                             ------
                                                                             ------
TOTAL INVESTMENT RETURN+..............................................        (2.23)%(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses..............................................................         2.53% (2)
Net investment loss...................................................        (1.59)%(2)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands...............................             $ 320
Portfolio turnover rate...............................................           57% (1)
Average commission rate paid..........................................          $ 0.0400

---------------------

 *   The date shares were first issued.
++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

TCW/DW GLOBAL TELECOM TRUST
FINANCIAL HIGHLIGHTS, CONTINUED

                                                                         FOR THE PERIOD
                                                                         JULY 28, 1997*
                                                                            THROUGH
                                                                          NOVEMBER 30,
                                                                             1997++
                                                                          (UNAUDITED)

----------------------------------------------------------------------------------------

CLASS D SHARES

PER SHARE OPERATING PERFORMANCE:

Net asset value, beginning of period..................................      $ 12.99
                                                                             ------

Net investment loss...................................................        (0.02)

Net realized and unrealized loss......................................        (0.23)
                                                                             ------

Total from investment operations......................................        (0.25)
                                                                             ------

Net asset value, end of period........................................      $ 12.74
                                                                             ------
                                                                             ------

TOTAL INVESTMENT RETURN+..............................................        (1.92)%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses..............................................................         1.58% (2)

Net investment loss...................................................        (0.44)%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands...............................               $10

Portfolio turnover rate...............................................           57% (1)

Average commission rate paid..........................................          $ 0.0400

---------------------

 *   The date shares were first issued.
++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

TRUSTEES
John C. Argue
Richard M. DeMartini
Charles A. Fiumefreddo
John R. Haire
Dr. Manuel H. Johnson
Thomas E. Larkin, Jr.
Michael E. Nugent
John L. Schroeder
Marc I. Stern

OFFICERS
Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Thomas E. Larkin, Jr.
President

Barry Fink
Vice President, Secretary and
General Counsel

Robert M. Hanisee
Vice President

John A. Healey
Vice President

Thomas F. Caloia
Treasurer

TRANSFER AGENT
Dean Witter Trust FSB
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT ACCOUNTANTS
Price Waterhouse LLP
1177 Avenue of the Americas
New York, New York 10036

MANAGER
Dean Witter Services Company Inc.

ADVISER
TCW Funds Management, Inc.

The financial statements included herein have been taken from the records of the Fund without examination by the independent accoun-tants and accordingly they do not express an opinion thereon.

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and trustees, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.



TCW/DW

GLOBAL
TELECOM TRUST

[PHOTO]

SEMIANNUAL REPORT
NOVEMBER 30, 1997